SUMMARY OF OTHER INTANGIBLE ASSETS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of period	$ 520,472
Carrying amount at the end of the period	360,064	$ 520,472
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	794,682	753,418
Carrying amount at the end of the period	794,682	794,682
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Domain names		41,264
Gross carrying amount [member] | Domain Names [member]
IfrsStatementLineItems [Line Items]
Domain names
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	(274,210)	(128,498)
Carrying amount at the end of the period	(434,618)	(274,210)
Amortization for the period	$ (160,408)	$ (145,712)